Stock-based compensation - Schedule of changes in stock options outstanding, CAD exercise price (Details)	12 Months Ended
	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares
Outstanding
Exercised	(100,000)	(100,000)	(22,500)
Weighted average exercise price
Exercised | (per share)		$ 1.09	$ 5.66
CAD exercise price [Member]
Outstanding
Beginning Balance	3,465,915	3,465,915	3,073,415
Granted			620,000
Change in exercise price	(1,605,015)	(1,605,015)
Expired	0	0	(2,400)
Forfeited			(202,600)
Exercised	0	0	(22,500)
Ending Balance	1,860,900	1,860,900	3,465,915
Weighted average exercise price
Beginning Balance | $ / shares	$ 5.24		$ 6.2
Granted | $ / shares			6.86
Change in exercise price | $ / shares	(3.32)
Expired | $ / shares	0		6.09
Forfeited | $ / shares			24.75
Exercised | $ / shares	0		5.66
Ending Balance | $ / shares	$ 5.24		$ 5.24